Cash and cash equivalents - Summary of Cash and Cash Equivalents Presented in the Financial Position (Parenthetical) (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash balance with trust	$ 25,226	$ 344